TANGIBLE ASSETS - Tangible assets for own use (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	$ 6,995,890	$ 7,235,441	$ 9,100,553
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	10,630,546	10,746,735	14,281,283	$ 13,387,450
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	(3,628,905)	(3,505,547)	(5,174,994)	(4,408,512)
Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	(5,751)	(5,747)	(5,736)	(4,986)
Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	4,427,803	4,730,242	6,154,168
Property, plant and equipment not subject to operating leases [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	7,113,556	7,456,503	10,385,357	9,718,210
Property, plant and equipment not subject to operating leases [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	(2,680,412)	(2,720,889)	(4,225,609)	(3,715,017)
Property, plant and equipment not subject to operating leases [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	(5,341)	(5,372)	$ (5,580)	$ (4,902)
Property, plant and equipment not subject to operating leases [member] | Land
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	764,148	883,042
Property, plant and equipment not subject to operating leases [member] | Land | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	766,013	884,828
Property, plant and equipment not subject to operating leases [member] | Land | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	(1,865)	(1,786)
Property, plant and equipment not subject to operating leases [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	1,288,967	1,564,400
Property, plant and equipment not subject to operating leases [member] | Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	1,703,700	2,035,987
Property, plant and equipment not subject to operating leases [member] | Buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	(411,582)	(468,445)
Property, plant and equipment not subject to operating leases [member] | Buildings [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	(3,151)	(3,142)
Property, plant and equipment not subject to operating leases [member] | Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	148,513	154,705
Property, plant and equipment not subject to operating leases [member] | Office equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	628,991	632,318
Property, plant and equipment not subject to operating leases [member] | Office equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	(480,429)	(477,584)
Property, plant and equipment not subject to operating leases [member] | Office equipment [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	(49)	(29)
Property, plant and equipment not subject to operating leases [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	443,835	392,366
Property, plant and equipment not subject to operating leases [member] | Computer equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	1,465,341	1,425,844
Property, plant and equipment not subject to operating leases [member] | Computer equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	(1,021,448)	(1,033,280)
Property, plant and equipment not subject to operating leases [member] | Computer equipment [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	(58)	(198)
Property, plant and equipment not subject to operating leases [member] | Motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	19,977	19,000
Property, plant and equipment not subject to operating leases [member] | Motor vehicles | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	100,840	99,156
Property, plant and equipment not subject to operating leases [member] | Motor vehicles | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	(80,863)	(80,156)
Property, plant and equipment not subject to operating leases [member] | Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	1,259,642	1,202,237
Property, plant and equipment not subject to operating leases [member] | Machinery [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	1,786,790	1,690,012
Property, plant and equipment not subject to operating leases [member] | Machinery [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	(526,930)	(487,558)
Property, plant and equipment not subject to operating leases [member] | Machinery [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	(218)	(217)
Property, plant and equipment not subject to operating leases [member] | Silos [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets		1,786
Property, plant and equipment not subject to operating leases [member] | Silos [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets		8,613
Property, plant and equipment not subject to operating leases [member] | Silos [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets		(6,827)
Property, plant and equipment not subject to operating leases [member] | Warehouses
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	11,069	27,327
Property, plant and equipment not subject to operating leases [member] | Warehouses | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	17,769	64,091
Property, plant and equipment not subject to operating leases [member] | Warehouses | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	(6,700)	(36,764)
Property, plant and equipment not subject to operating leases [member] | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	89,272	98,678
Property, plant and equipment not subject to operating leases [member] | Leasehold improvements | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	202,886	198,725
Property, plant and equipment not subject to operating leases [member] | Leasehold improvements | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	(113,614)	(100,047)
Property, plant and equipment not subject to operating leases [member] | Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	149,480	143,250
Property, plant and equipment not subject to operating leases [member] | Construction in progress | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	149,480	143,250
Property, plant and equipment not subject to operating leases [member] | Bearer plants [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	252,900	243,451
Property, plant and equipment not subject to operating leases [member] | Bearer plants [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	291,746	273,679
Property, plant and equipment not subject to operating leases [member] | Bearer plants [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	$ (38,846)	$ (30,228)